Note 11 - Deposits - Certificate Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Remaining term to maturity	$ 86,180	$ 102,399
Total certificates, weighted average rate	0.53%	1.14%
One to Six Months [Member]
Remaining term to maturity	$ 35,007	$ 37,165
Total certificates, weighted average rate	0.68%	1.24%
Seven to Twelve Months [Member]
Remaining term to maturity	$ 27,280	$ 39,063
Total certificates, weighted average rate	0.40%	0.97%
Thirteen to Thirty Six Months [Member]
Remaining term to maturity	$ 21,769	$ 23,604
Total certificates, weighted average rate	0.46%	1.25%
Over Thirty Six Months [Member]
Remaining term to maturity	$ 2,124	$ 2,567
Total certificates, weighted average rate	0.66%	1.21%